Income Taxes - Reconciliation (Details) $ in Thousands	12 Months Ended								14 Months Ended	22 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023	Oct. 31, 2022
Major components of tax expense (income) [abstract]
Loss from operations in the PRC	$ (27,321)		$ (41,445)			$ (35,420)
Loss from overseas entities	(32,062)		(76,348)			(166,580)
Loss before income tax	(59,383)		(117,793)	[1]		(202,000)	[1]
Tax expense at PRC enterprise income tax rate of 25%	(14,846)		(28,538)			(50,714)
Expenses not deductible for income tax purpose	354		2,563			2,124
Super deduction of research and development expenses	(5,945)		(6,171)			(5,521)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	22,827		24,747			17,738
Effect of income tax in jurisdictions other than the PRC	(2,270)		7,697			36,639
Income tax expense	$ 120		$ 298	[1]		$ 266	[1]
PRC
Major components of tax expense (income) [abstract]
Tax expense at PRC enterprise income tax rate of 25% | ¥		¥ 0			¥ 0			¥ 0
Income tax expense | ¥		¥ 0			¥ 0			¥ 0
Disclosure Of Income Taxes [Line Items]
Percentage of tax-deductible research and development expenses									200.00%	175.00%

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.